MFS(R) Mutual Funds
SEMIANNUAL REPORT 1/31/03
You can receive this report via e-mail. See pg 40 for details.

MFS(R) EMERGING MARKETS DEBT FUND

A path for pursuing opportunity

[graphic omitted]

                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS(R) EMERGING MARKETS DEBT FUND

AN AGGRESSIVE FIXED INCOME OFFERING

The emerging markets debt asset class has unique diversification benefits due to its historically low correlation with other asset classes. Focused on the sovereign debt issued by emerging market countries. Management relies on our intense research process to help uncover issuers with improving credit fundamentals, believed to be trading at attractive valuations.

The fund seeks total return (high current income and long-term growth of capital).

TABLE OF CONTENTS
----------------------------------------------------

LETTER FROM THE CHAIRMAN                           1
----------------------------------------------------
INSIGHTS FROM THE CHAIRMAN                         3
----------------------------------------------------
MFS ORIGINAL RESEARCH(R)                           4
----------------------------------------------------
MANAGEMENT REVIEW AND OUTLOOK                      5
----------------------------------------------------
PERFORMANCE SUMMARY                                8
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                          11
----------------------------------------------------
FINANCIAL STATEMENTS                              15
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     28
----------------------------------------------------
TRUSTEES AND OFFICERS                             37
----------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS       39
----------------------------------------------------
CONTACT INFORMATION                               40
----------------------------------------------------
ASSET ALLOCATION                                  41

-------------------------------------------------------------------------------
NOT FDIC INSURED                 MAY LOSE VALUE               NO BANK GUARANTEE
NOT A DEPOSIT         NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
LETTER FROM THE CHAIRMAN
-------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Jeffrey L. Shames]

One can always find reasons not to invest. After three tough years in a row, it is only natural that investors - especially stock investors - may feel discouraged. People have fled in record numbers to the perceived safety of government bonds. Some folks are claiming they'll never invest in the stock market again.

However, times like the present, when investors are feeling most worried and discouraged, have historically been times of opportunity for long-term investors. Looking back at the late 1980s and early 1990s, for example - when a banking crisis, a junk bond debacle, and a collapse in consumer confidence gave many investors sleepless nights - we can see that that period ushered in the bull market of the mid- to late-1990s.

REASONS FOR OPTIMISM
We would also argue that beyond the negative daily headlines, much of the longer-term news in the past several months has been positive. Although many feared a "double-dip" recession last year, it did not happen. The U.S. economy grew modestly throughout 2002, and the consensus view seems to be for continued slow growth in 2003. Wages and worker productivity, according to the U.S. Labor Department, have been rising over the past year. We have seen companies in general become leaner and stronger, and corporate profits have slowly begun to recover. Corporate accounting scandals, which dragged down investor confidence and the market for much of last year, seem to be largely behind us.

IN OUR VIEW, A TIME OF OPPORTUNITY
Of course, there are always reasons to be concerned about the markets. As I write this in mid-February, political issues in Iraq and North Korea remain a serious concern for investors. Unemployment, while still relatively moderate by historical standards, has risen to a level that may affect consumer spending. We would also caution that, although stock valuations have fallen dramatically over the past several years, some areas of the market may still be overvalued.

However, our experience during nearly eight decades of investing has been that markets have always been cyclical and that investors may miss opportunities by waiting for all signs to indicate the cycle is turning up. It is impossible to call a market bottom, except in retrospect, and no one can say for certain whether the market will head up or down over the near term. But this seems to us like a particularly important time to take a long-term view.

These are issues best discussed with your investment professional, who is familiar with your risk tolerance, your individual goals, and your financial situation. But we would point out that times of great disappointment and uncertainty have often been periods of opportunity for long-term investors, and, in our view, we may be in the midst of such a period.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Jeffrey L. Shames

    Jeffrey L. Shames
    Chairman
    MFS Investment Management(R)

    February 18, 2003

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

--------------------------------------------------------------------------------
INSIGHTS FROM THE CHAIRMAN
--------------------------------------------------------------------------------

STRATEGIES FOR TODAY'S MARKET: MANAGE EXPECTATIONS, DIVERSIFY

In times such as these, it's tempting to focus on recent events and abandon the plans you and your investment professional have in place. I would suggest a different course of action that involves

o setting realistic investment expectations

o making sure that your investments are diversified, including different asset classes (stocks, bonds, international investments) and management styles

o revisiting periodically your long-term plan with your investment professional

History, I think, offers evidence to support this view. Stock returns for the past 30 years have been historically closer to 10.5%. The mid- to late-1990s raised performance expectations to unrealistic levels as we were treated to several years of over 20% growth.(1) At the time, news stories suggested that this kind of performance would become the norm, that technology would rule the "new economy;'" and that growth investing was the management style to adopt.

We all know what happened next. Technology collapsed. Value stocks pushed out growth stocks. Bonds became the new darlings. Any investor who acted on the '90s news predictions is undoubtedly feeling pinched today. That is why most investment professionals recommend staying diversified across a variety of asset classes - stocks, bonds, and international holdings - and a range of investing styles such as growth and value.

TAKE THE GUESSWORK OUT OF INVESTING

A financial plan that includes a mix of asset classes recognizes that individual asset classes frequently go in and out of favor. That kind of diversification helps take the guesswork out of investing. However, you do need to revisit your plan periodically as your personal situation and goals change. That's why it's so important for you and your investment professional to meet regularly and rebalance your assets as necessary.

(1)Source: Lipper Inc. Stocks are represented by the Standard & Poor's 500 Stock Index (S&P 500), which is a measure of the broad stock market. For the 30-year period ended December 31, 2002, the average annual return for the S&P 500 was 10.64%, and for the years 1995 through 1999, it was an average of 28.6% per year. It is not possible to invest directly in an index.

Past performance is no guarantee of future results.

--------------------------------------------------------------------------------
MFS ORIGINAL RESEARCH(R)
--------------------------------------------------------------------------------

THE HUMAN SIDE OF MONEY MANAGEMENT

For more than 75 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

o global asset management expertise across all asset classes

o time-tested money management process for pursuing consistent results

o full spectrum of investment products backed by MFS Original Research(R)

o resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES:

o meeting with the management of 3,000 companies each year to assess their business plans and the managers" ability to execute those plans

o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products

o analyzing financial statements and balance sheets

o talking extensively with companies" customers and competitors

o developing our own proprietary estimates of companies" earnings

--------------------------------------------------------------------------------
MANAGEMENT REVIEW AND OUTLOOK
--------------------------------------------------------------------------------

MARKET DEVELOPMENTS

Emerging markets debt experienced strong returns over the six-month period. These results were particularly encouraging given two adverse factors: turmoil in developed country capital markets and difficulties experienced by a number of Latin American economies. Brazilian bonds, for example, were subjected to significant price volatility due to election-related concerns. Security and political risks remained at elevated levels in Colombia and Venezuela. Despite these problems, however, Latin America as a region still delivered positive returns and emerging Europe continued to outperform.

In our view, improving credit fundamentals and market technical factors should provide continued support to asset class performance going forward. Emerging markets debt was the only bond asset class in 2002 to experience more ratings upgrades than downgrades. The fund's benchmark, the J.P. Morgan Emerging Market Bond Index Global (the EMBI Global Index), has migrated from an average "B" to "BB" rating on a country-weighted basis over the past few years. The returns and diversification benefits of the asset class have, in turn, attracted a more stable investor base and contributed to lower volatility.

CONTRIBUTORS TO PERFORMANCE

The fund's performance was helped by its underweighted position in Latin America and its overweighted position in emerging European markets, relative to its benchmark. The fund benefited particularly from its overweighted exposure in Russia and the Ukraine. While we were underweighted in selective Latin American countries for much of the year, our emphasis on what we felt were safer and lower volatility positions in Mexico and Panama benefited performance. In addition, the fund was helped by overweighted positions in smaller countries, such as South Africa and Kazakhstan.

DETRACTORS FROM PERFORMANCE

The fund was underweighted in Venezuela, the best-performing Latin American country in 2002. We were concerned about fiscal policy mismanagement in Venezuela as well as deteriorating creditworthiness. In our view, the market was complacent about these risks. This view was finally rewarded at the end of the period, but our early caution hurt performance.

Our decision to underweight Turkish debt going into Turkey's elections last year proved to be overly defensive. We also avoided some smaller credits, such as Pakistan and Egypt, because we had political risk concerns - which the market apparently did not share. In general, our mistakes over the period were the result of being too defensive. We did not suffer from excess exposure to deteriorating credits. Indeed, we feel we were generally successful in managing downside risk.

OUTLOOK AND POSITIONING

Emerging markets debt has performed strongly in recent years, and we think questions regarding future returns are inevitable. In our view, while emerging markets debt may not exhibit the same degree of relative outperformance compared with other asset classes going forward, its prospects remain healthy. We believe the positive returns and declining volatility experienced by the asset class over the past several years are built on a foundation of solid fundamentals and improving market technical factors, and we expect these underpinnings to remain in place.

PORTFOLIO CONCENTRATION
1/31/03

          Emerging Europe and former Soviet Union:        31.5%
          Cash:                                           11.7%
          Africa:                                          5.2%
          Emerging Asia:                                   4.8%
          Latin America:                                  46.8%

The portfolio is actively managed, and current holdings may be different.

In our view, country selection will remain key to performance. A key element of the fund's strategy is to emphasize countries with stable or improving fundamentals and limited financing needs. Toward the end of the period, we reestablished positions in various Latin American countries and pared back in emerging Europe as well as in emerging Asia. Given the potential for various external shocks to markets in 2003 (the situation in Iraq, for example), we plan to pay particular attention - as we have done in the past - to downside risks and to position the fund accordingly.

/s/ Mark E. Dow                         /s/  Matthew W. Ryan

    Mark E. Dow                             Matthew W. Ryan
    Portfolio Manager                       Portfolio Manager

Note to shareholders: Prior to June 1, 2002, MFS(R) Emerging Markets Debt Fund was available only to MFS employees and had limited assets.


The opinions expressed in this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 1/31/03
--------------------------------------------------------------------------------

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

TOTAL RETURNS

                         Class
   Share class      inception date      6-mo      1-yr      3-yr     Life*

-----------------------
Average annual
without sales charge
-----------------------

        A              3/17/1998          --      12.49%    18.47%    12.59%
----------------------------------------------------------------------------
        B              5/31/2002          --      11.83%    18.23%    12.46%
----------------------------------------------------------------------------
        C              5/31/2002          --      11.76%    18.21%    12.44%
----------------------------------------------------------------------------
        I               7/1/1998          --      12.68%    18.55%    12.61%

-----------------------
Average annual
with sales charge
-----------------------

        A                                 --       7.15%    16.56%    11.47%
----------------------------------------------------------------------------
        B                                 --       7.83%    17.51%    12.19%
----------------------------------------------------------------------------
        C                                 --      10.76%    18.21%    12.44%
----------------------------------------------------------------------------

-----------------------
Cumulative without
sales charge
-----------------------

        A                               16.31%    12.49%    66.26%    78.32%
----------------------------------------------------------------------------
        B                               15.88%    11.83%    65.28%    77.26%
----------------------------------------------------------------------------
        C                               15.83%    11.76%    65.18%    77.16%
----------------------------------------------------------------------------
        I                               16.46%    12.68%    66.61%    78.47%


Comparative indices

-----------------------
Average annual
-----------------------

Average emerging
markets debt fund+                      18.58%    10.76%    12.17%     5.26%
----------------------------------------------------------------------------
J.P. Morgan Emerging
Markets Bond Index Global(+)            19.34%    12.89%    10.63%     7.03%
----------------------------------------------------------------------------

  * For the period from the commencement of the fund's investment operations, March 17, 1998, through January 31, 2003.
  + Source: Lipper Inc.
(+) Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITIONS

J.P. MORGAN EMERGING MARKETS BOND INDEX GLOBAL (EMBI GLOBAL) - J.P. Morgan Emerging Markets Bond Index Global (the EMBI Global) tracks debt instruments in the emerging markets (includes a broader array of countries than the EMBI
Plus).

LIPPER AVERAGE EMERGING MARKETS DEBT FUND - Lipper Inc. is an independent firm that reports mutual fund performance. The MFS Emerging Markets Debt Fund falls under the emerging markets debt fund category, and the information presented above represents the total rates of return for the average emerging markets debt fund tracked by Lipper for the stated periods ended January 31, 2003.

NOTES TO PERFORMANCE SUMMARY

Class A share performance, including sales charge, reflects the deduction of the maximum 4.75% sales charge. Class B share performance, including sales charge, reflects the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C share performance, including sales charge, reflects the deduction of the 1% CDSC applicable to Class C shares redeemed within 12 months. Class I shares have no sales charge and are only available to certain investors.

Performance for share classes offered after class A shares includes the performance of the fund's class A shares for periods prior to their offering. Blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class, and lower performance for share classes with lower operating expenses than the initial share class.

All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable. See the prospectus and financial statements for details. All results are historical and assume the reinvestment of dividends and capital gains.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN. VISIT WWW.MFS.COM FOR MORE CURRENT PERFORMANCE RESULTS.

Between July 1, 1999, and May 31, 2002, some of the fund's fees and expenses were waived or paid for by the adviser; had these fees been in effect, performance would have been lower.

RISK CONSIDERATIONS

Investments in foreign and/or emerging markets securities may be unfavorably affected by interest rates, currency exchange rates, economic, and political conditions.

The portfolio may invest in derivative securities, which may include futures and options. These types of instruments can increase price fluctuation.

Investments in high yield or lower-rated securities may provide greater returns but are subject to greater-than-average risk.

The portfolio invests in a limited number of companies and may have more risk because a change in one security's value may have a more significant effect on the portfolio's value.

The portfolio utilizes short sales as an investment technique and will suffer a loss if it sells a security short and the value of that security rises.

The portfolio may invest a substantial amount of its assets in issuers located in a single or limited number of countries and is more susceptible to adverse economic, political or regulatory developments affecting those countries than a portfolio that invests more broadly.

The portfolio may invest in structured notes and indexed securities, which may be more volatile, less liquid, and more difficult to accurately price than other fixed-income investments. These types of securities have a greater degree of market risk than other types of debt obligations.

These risks may increase share price volatility. Please see the prospectus for details.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

-----------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - (unaudited) 1/31/03
-----------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It's divided by broad-based asset classes.

Bonds - 89.5%
-----------------------------------------------------------------------------------------------------
                                                              PRINCIPAL AMOUNT
ISSUER                                                           (000 Omitted)                $ VALUE
-----------------------------------------------------------------------------------------------------
Foreign Bonds - 89.5%
-----------------------------------------------------------------------------------------------------
Algeria - 2.5%
-----------------------------------------------------------------------------------------------------
Republic of Algeria, 2.625s, 2004                                          29                27,548
-----------------------------------------------------------------------------------------------------
Republic of Algeria, 2.625s, 2010                                         127               116,280
-----------------------------------------------------------------------------------------------------
                                                                                           $143,828
-----------------------------------------------------------------------------------------------------
Brazil - 13.5%
-----------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 8s, 2014                                      435               298,196
-----------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 8.875s, 2024                                  247               138,320
-----------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 10.125s, 2027                                 100                60,750
-----------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 12.25s, 2030                                  390               274,950
-----------------------------------------------------------------------------------------------------
                                                                                           $772,216
-----------------------------------------------------------------------------------------------------
Bulgaria - 2.7%
-----------------------------------------------------------------------------------------------------
Republic of Bulgaria, 8.25s, 2015##                                       135               152,098
-----------------------------------------------------------------------------------------------------
Colombia - 4.6%
-----------------------------------------------------------------------------------------------------
Republic of Colombia, 10s, 2012                                           126               121,590
-----------------------------------------------------------------------------------------------------
Republic of Columbia, 10.75s, 2013                                         45                44,707
-----------------------------------------------------------------------------------------------------
Republic of Colombia, 11.75s, 2020                                         74                74,740
-----------------------------------------------------------------------------------------------------
Republic of Columbia, 10.375s, 2033                                        21                19,005
-----------------------------------------------------------------------------------------------------
                                                                                           $260,042
-----------------------------------------------------------------------------------------------------
Dominican Republic - 3.6%
-----------------------------------------------------------------------------------------------------
Dominican Republic, 9.5s, 2006##                                           49                52,430
-----------------------------------------------------------------------------------------------------
Dominican Republic, 9.04s, 2013##                                         152               152,190
-----------------------------------------------------------------------------------------------------
                                                                                           $204,620
-----------------------------------------------------------------------------------------------------
Ecuador - 0.8%
-----------------------------------------------------------------------------------------------------
Republic of Ecuador, 12s, 2012                                             47                29,516
-----------------------------------------------------------------------------------------------------
Republic of Ecuador, 6s, 2030                                              32                14,880
-----------------------------------------------------------------------------------------------------
                                                                                            $44,396
-----------------------------------------------------------------------------------------------------
Kazakhstan - 1.9%
-----------------------------------------------------------------------------------------------------
Kazkommerts International BV, 10.125s, 2007
  (Banks & Credit Cos.)##                                                  49                52,981
-----------------------------------------------------------------------------------------------------
Kaztransoil Co., 8.5s, 2006 (Oil Services)##                               54                56,160
-----------------------------------------------------------------------------------------------------
                                                                                           $109,141
-----------------------------------------------------------------------------------------------------

Malaysia - 1.9%
-----------------------------------------------------------------------------------------------------
Petronas Capital Ltd., 7.875s, 2022 (Oil Services)##                      100               108,169
-----------------------------------------------------------------------------------------------------
Mexico - 20.4%
-----------------------------------------------------------------------------------------------------
BBVA Bancomer, 10.5s, 2011 (Banks & Credit Cos.)##                         39                43,192
-----------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 9.125s, 2010 (Oils)                    99               111,375
-----------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 8.625s, 2022 (Oils)##                 148               150,960
-----------------------------------------------------------------------------------------------------
TFM S.A. de C.V., 11.75s, 2009 (Telecommunications -
Wireline)                                                                  13                11,830
-----------------------------------------------------------------------------------------------------
TFM S.A. de C.V., 12.5s, 2012
(Telecommunications - Wireline)##                                           8                 7,680
-----------------------------------------------------------------------------------------------------
United Mexican States, 11.375s, 2016                                      227               298,845
-----------------------------------------------------------------------------------------------------
United Mexican States, 8.125s, 2019                                        76                77,710
-----------------------------------------------------------------------------------------------------
United Mexican States, 11.5s, 2026                                        274               362,776
-----------------------------------------------------------------------------------------------------
United Mexican States, 8.3s, 2031                                          97                99,086
-----------------------------------------------------------------------------------------------------
                                                                                         $1,163,454
-----------------------------------------------------------------------------------------------------
Panama - 2.8%
-----------------------------------------------------------------------------------------------------
Republic of Panama, 9.375s, 2023                                          151               157,465
-----------------------------------------------------------------------------------------------------
Peru - 2.6%
-----------------------------------------------------------------------------------------------------
Republic of Peru, 9.125s, 2008                                             57                57,998
-----------------------------------------------------------------------------------------------------
Republic of Peru, 9.875s, 2015                                             90                88,425
-----------------------------------------------------------------------------------------------------
                                                                                           $146,423
-----------------------------------------------------------------------------------------------------
Poland - 1.0%
-----------------------------------------------------------------------------------------------------
PTC International Finance B.V., 0s to 2002, 10.75s, 2007
(Telecommunications)                                                       58                60,175
-----------------------------------------------------------------------------------------------------
Romania - 1.1%
-----------------------------------------------------------------------------------------------------
Republic of Romania, 8.5s, 2012                                        EUR 49                60,246
-----------------------------------------------------------------------------------------------------
Russia - 21.0%
-----------------------------------------------------------------------------------------------------
AO Siberian Oil Co., 10.75s, 2009 (Oils)                                   50                53,137
-----------------------------------------------------------------------------------------------------
Ministry of Finance, 12.75s, 2028                                         345               472,650
-----------------------------------------------------------------------------------------------------
Mobile Telesystems Fin S.A., 10.95s, 2004
(Telecommunications - Wireline)                                            32                33,920
-----------------------------------------------------------------------------------------------------
Mobile Telesystems Fin S.A., 9.75s, 2008
(Telecommunications - Wireline)##                                          30                30,750
-----------------------------------------------------------------------------------------------------
Russian Federation, 3s, 2006                                               50                46,000
-----------------------------------------------------------------------------------------------------
Russian Federation, 3s, 2008                                              201               165,574
-----------------------------------------------------------------------------------------------------
Russian Federation, 11s, 2018##                                           185               228,244
-----------------------------------------------------------------------------------------------------

Russian Federation, 5s, 2030##                                            120                97,997
-----------------------------------------------------------------------------------------------------
Tyumen Oil, 11s, 2007 (Oils)##                                             65                69,225
-----------------------------------------------------------------------------------------------------
                                                                                         $1,197,497
-----------------------------------------------------------------------------------------------------
Singapore - 0.6%
-----------------------------------------------------------------------------------------------------
DBS Capital Funding Corp., 7.657s, 2049
(Banks & Credit Cos.)##                                                    30                33,303
-----------------------------------------------------------------------------------------------------
South Africa - 1.9%
-----------------------------------------------------------------------------------------------------
Republic of South Africa, 8.5s, 2017                                       96               110,160
-----------------------------------------------------------------------------------------------------
Tunisia - 0.4%
-----------------------------------------------------------------------------------------------------
Banque Centrale De Tunisie, 7.375s, 2012                                   24                25,440
-----------------------------------------------------------------------------------------------------
Turkey - 1.0%
-----------------------------------------------------------------------------------------------------
Republic of Turkey, 11.5s, 2012                                            55                55,825
-----------------------------------------------------------------------------------------------------
Venezuela - 1.1%
-----------------------------------------------------------------------------------------------------
Republic of Venezuela, 9.25s, 2027                                         98                61,985
-----------------------------------------------------------------------------------------------------
Vietnam - 1.7%
-----------------------------------------------------------------------------------------------------
Republic of Vietnam, 3.5s, 2028                                           156                98,280
-----------------------------------------------------------------------------------------------------
Ukraine - 2.4%
-----------------------------------------------------------------------------------------------------
Ukraine Republic, 11s, 2007                                               132               139,793
-----------------------------------------------------------------------------------------------------
Total Foreign Bonds                                                                      $5,104,556
-----------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $4,849,100)                                                $5,104,556
-----------------------------------------------------------------------------------------------------

Short-Term Obligations - 10.0%
-----------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., due 2/03/03
  at Amortized Cost                                                       568               567,962
-----------------------------------------------------------------------------------------------------

Call Options Purchased - 0.1%
-----------------------------------------------------------------------------------------------------
                                                             PRINCIPAL AMOUNT
                                                                 OF CONTRACTS
ISSUER/EXPIRATION MONTH/STRIKE PRICE                            (000 Omitted)                 $ VALUE
-----------------------------------------------------------------------------------------------------
Federal Republic of Brazil/
February/68.125                                                        14,284                 1,654
-----------------------------------------------------------------------------------------------------
Federal Republic of Brazil/
February/70                                                            21,550                   813
-----------------------------------------------------------------------------------------------------
Mexican Peso/
February/10.65                                                          2,555                   590
-----------------------------------------------------------------------------------------------------
Republic of Venezuela/
February/63.7                                                          17,500                 2,695
-----------------------------------------------------------------------------------------------------
Total Call Options Purchased (Premiums Paid, $10,631)                                        $5,752
-----------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $5,427,693)                                          $5,678,270
-----------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 0.4%                                                        25,430
-----------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                      $5,703,700
-----------------------------------------------------------------------------------------------------
## SEC Rule 144A restriction.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar. A list of abbreviations is shown below.

          ARS = Argentine Peso
          EUR = Euro

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS          STATEMENT OF ASSETS AND LIABILITIES - (unaudited)
-----------------------------------------------------------------------------------------------------

This is your fund's balance sheet. It shows the value of what the fund owns, how much it owes, and its resulting net assets.

AT 1/31/03

ASSETS

Investments, at value (identified cost, $5,427,693)                 $5,678,270
-----------------------------------------------------------------------------------------------------
Receivable for forward foreign currency exchange contracts               2,633
-----------------------------------------------------------------------------------------------------
Receivable for investments sold                                        284,581
-----------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                         63,671
-----------------------------------------------------------------------------------------------------
Interest and dividends receivable                                      117,472
-----------------------------------------------------------------------------------------------------
Receivable for daily variation margin on open futures contracts             73
-----------------------------------------------------------------------------------------------------
Total assets                                                                               $6,146,700
-----------------------------------------------------------------------------------------------------

LIABILITIES

Payable to custodian                                                    $3,629
-----------------------------------------------------------------------------------------------------
Distribution payable                                                    33,139
-----------------------------------------------------------------------------------------------------
Payable for investments purchased                                      397,600
-----------------------------------------------------------------------------------------------------
Payable for forward foreign currency exchange contracts                    801
-----------------------------------------------------------------------------------------------------
Payable for forward foreign currency exchange contracts subject
to master netting agreements                                             7,614
-----------------------------------------------------------------------------------------------------
Payable to affiliates

-----------------------------------------------------------------------------------------------------
  Management fee                                                           116
-----------------------------------------------------------------------------------------------------
  Administrative fee                                                         3
-----------------------------------------------------------------------------------------------------
  Distribution and service fee                                              38
-----------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                                      60
-----------------------------------------------------------------------------------------------------
Total liabilities                                                                            $443,000
-----------------------------------------------------------------------------------------------------
Net assets                                                                                 $5,703,700
-----------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                     $5,398,964
-----------------------------------------------------------------------------------------------------
Unrealized appreciation on investments and translation of
assets and liabilities in foreign currencies                           242,136
-----------------------------------------------------------------------------------------------------
Accumulated undistributed net realized gain on investments
and foreign currency transactions                                       45,560
-----------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                         17,040
-----------------------------------------------------------------------------------------------------
Total                                                                                      $5,703,700
-----------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                     511,370
-----------------------------------------------------------------------------------------------------

Class A shares

  Net assets                                                        $2,136,776
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                   191,493
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                    $11.16
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25X$11.16)                                                  $11.72
-----------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                          $703,721
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                    62,921
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                    $11.18
-----------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                          $225,309
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                    20,142
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                    $11.19
-----------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                        $2,637,894
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                   236,814
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                    $11.14
-----------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B and Class C shares.

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS          STATEMENT OF OPERATIONS - (unaudited)
-----------------------------------------------------------------------------------------------------

The Statement of Operations describes how much your fund received as investment income, expenses deducted from income and a description of realized and unrealized gains (losses) for the fund.

SIX MONTHS ENDING 1/31/03

NET INVESTMENT INCOME

Income
-----------------------------------------------------------------------------------------------------
  Interest                                                            $178,864
-----------------------------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------------------------
  Management fee                                                       $14,646
-----------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                        1,952
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                                 1,982
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                                 1,893
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                                   528
-----------------------------------------------------------------------------------------------------
  Trustees fees                                                            125
-----------------------------------------------------------------------------------------------------
  Administrative fee                                                        77
-----------------------------------------------------------------------------------------------------
  Custodian fee                                                          6,691
-----------------------------------------------------------------------------------------------------
  Printing                                                              13,968
-----------------------------------------------------------------------------------------------------
  Postage                                                                  492
-----------------------------------------------------------------------------------------------------
  Auditing fees                                                         17,264
-----------------------------------------------------------------------------------------------------
  Legal fees                                                               100
-----------------------------------------------------------------------------------------------------
  Transfer agent systems fee                                             9,494
-----------------------------------------------------------------------------------------------------
  Registration fee                                                       8,531
-----------------------------------------------------------------------------------------------------
  Miscellaneous                                                            118
-----------------------------------------------------------------------------------------------------
Total expenses                                                         $77,861
-----------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                    (133)
-----------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser and distributor          (51,414)
-----------------------------------------------------------------------------------------------------
Net expenses                                                                                  $26,314
-----------------------------------------------------------------------------------------------------
Net investment income                                                                        $152,550
-----------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)
-----------------------------------------------------------------------------------------------------
  Investment transactions                                              $73,887
-----------------------------------------------------------------------------------------------------
  Futures transactions                                                  (1,713)
-----------------------------------------------------------------------------------------------------
  Foreign currency transactions                                           (958)
-----------------------------------------------------------------------------------------------------
  Written options transactions                                           5,876
-----------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign currency transactions                            $77,092
-----------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
-----------------------------------------------------------------------------------------------------
  Investments                                                         $349,901
-----------------------------------------------------------------------------------------------------
  Futures contracts                                                     (2,782)
-----------------------------------------------------------------------------------------------------
  Written option                                                         2,154
-----------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign currencies           (2,184)
-----------------------------------------------------------------------------------------------------
Net unrealized gain on investments and foreign currency translation                          $347,089
-----------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments and foreign
currency                                                                                     $424,181
-----------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                       $576,731
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS          STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------

This Statement gives you a summary of distributions of income and gains (losses) separated by share class.

                                                                  SIX MONTHS               YEAR
                                                                    ENDING                ENDING
                                                                    1/31/03               7/31/02
                                                                  (UNAUDITED)
OPERATIONS

Net investment income                                                  $152,550              $178,017
-----------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency
transactions                                                             77,092                  (677)
-----------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign currency
translation                                                             347,089              (125,080)
------------------------------------------------------------------   ----------            ----------
Increase in net assets from operations                                 $576,731               $52,260
------------------------------------------------------------------   ----------            ----------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income
-----------------------------------------------------------------------------------------------------
  Class A                                                              $(66,027)             $(25,221)
-----------------------------------------------------------------------------------------------------
  Class B                                                               (18,750)                 (739)
-----------------------------------------------------------------------------------------------------
  Class C                                                                (4,925)                 (159)
-----------------------------------------------------------------------------------------------------
  Class I                                                              (132,657)             (133,828)
-----------------------------------------------------------------------------------------------------
From net realized gain on investments and foreign currency
transactions
-----------------------------------------------------------------------------------------------------
  Class A                                                                (2,131)                   --
-----------------------------------------------------------------------------------------------------
  Class B                                                                  (611)                   --
-----------------------------------------------------------------------------------------------------
  Class C                                                                  (149)                   --
-----------------------------------------------------------------------------------------------------
  Class I                                                                (3,509)                   --
-----------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                          $(228,759)            $(159,947)
------------------------------------------------------------------   ----------            ----------
Net increase in net assets from fund share transactions              $2,869,969            $1,522,581
------------------------------------------------------------------   ----------            ----------
Total increase in net assets                                         $3,217,941            $1,414,894
------------------------------------------------------------------   ----------            ----------

NET ASSETS

At beginning of period                                               $2,485,759            $1,070,865
-----------------------------------------------------------------------------------------------------
At end of period (including accumulated undistributed net
investment income of $17,040 and $86,850, respectively)              $5,703,700            $2,485,759
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS          FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------------------------

Financial Highlights show income, gains, losses and distributions per share for each share class offered by the fund.

                                           SIX MONTHS                      YEARS ENDING 7/31
                                             ENDING        -------------------------------------------------       PERIOD ENDING
                                            1/31/03           2002          2001         2000         1999          7/31/98(2)
CLASS A                                   (UNAUDITED)

Net asset value, beginning of
period                                   $10.16            $10.02         $10.40          $8.52          $9.58          $10.00
----------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS(5)

 Net investment income(1)                 $0.40             $1.04          $1.24          $1.09          $0.81           $0.25
----------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain
 (loss) on investments and foreign
 currency                                  1.22              0.12          (0.28)          1.77          (1.31)          (0.67)
----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations          $1.62             $1.16          $0.96          $2.86         $(0.50)         $(0.42)
----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

 From net investment income              $(0.60)           $(1.02)        $(1.28)        $(0.98)        $(0.56)         $   --
----------------------------------------------------------------------------------------------------------------------------------
 From net realized gain on
 investments and foreign currency
 transactions                             (0.02)               --          (0.06)            --             --              --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                             $(0.62)           $(1.02)        $(1.34)        $(0.98)        $(0.56)         $   --
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end
of period                                $11.16            $10.16         $10.02         $10.40          $8.52           $9.58
----------------------------------------------------------------------------------------------------------------------------------
Total return(7) (%)                       16.31(4)          11.70          10.73          34.86          (4.06)          (4.20)(4)
----------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(1):

Expenses(6)                                1.42(3)           0.32           0.09           0.05           1.56            1.70(3)
----------------------------------------------------------------------------------------------------------------------------------
Net investment income (%)(8)               7.73(3)           9.78          12.14          11.64          10.09            6.65(3)
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                      113               364            418            338            449              68
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000
Omitted)                                 $2,137              $345           $236         $1,240         $1,018            $959
----------------------------------------------------------------------------------------------------------------------------------

1.  Subject to reimbursement by the fund, the investment adviser voluntarily agreed under a temporary expense reimbursement agreement, to pay all of the fund's operating expenses, exclusive of the management and distribution and service fees effective July 1, 1999. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.40% of average daily net assets. Prior to June 1, 2002 the fund paid the investment adviser a fee not greater than 1.65%. MFS agreed to waive their right to receive the reimbursement fee from July 1, 1999 to May 31, 2002. To the extent actual expenses were over this limitation, the net investment income per share and the ratios would have been:

Net investment income (loss)(8)           $0.26             $0.02          $0.56          $0.65          $0.54           $0.06
----------------------------------------------------------------------------------------------------------------------------------

RATIOS (TO AVERAGE NET ASSETS)

Expenses(6)                                4.14(3)           9.93           6.71           4.73           4.88            6.89(3)
----------------------------------------------------------------------------------------------------------------------------------
Net investment income(8)                   5.01(3)           0.17           5.52           6.96           6.77            1.46(3)
----------------------------------------------------------------------------------------------------------------------------------

2.  For the period from the commencement of the fund's investment operations, March 17, 1998, through July 31, 1998.
3.  Annualized.
4.  Not annualized.
5.  Per share data are based on average shares outstanding.
6.  The fund has an expense offset arrangement which reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend dispersing agent. The fund's expenses are calculated without reduction for this expense offset arrangement.
7.  Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
8.  As required, effective August 1, 2001 the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment
    Companies and began amortizing premium on debt securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share and decrease realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.04%. Per share ratios and supplemental data for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.

See notes to financial statements.

Financial Highlights - continued

                                                                              SIX MONTHS ENDING              PERIOD ENDING
                                                                                   1/31/03                     7/31/02(2)
CLASS B                                                                          (UNAUDITED)

Net asset value, beginning of period                                                $10.15                       $11.28
---------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(5)

  Net investment income(1)                                                           $0.37                        $0.12
---------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on
  investments and foreign currency                                                    1.21                        (1.10)
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                     $1.58                       $(0.98)
---------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                                        $(0.53)                      $(0.15)
---------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
  and foreign currency transactions                                                 $(0.02)                    $   --
---------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                                                                        $(0.55)                      $(0.15)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                      $11.18                       $10.15
---------------------------------------------------------------------------------------------------------------------------
Total return(7) (%)                                                                  15.88(4)                     (8.72)(4)
---------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                                              SIX MONTHS ENDING              PERIOD ENDING
                                                                                   1/31/03                     7/31/02(2)
CLASS B                                                                          (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(1):

Expenses(6)                                                                           2.17(3)                      2.21(3)
---------------------------------------------------------------------------------------------------------------------------
Net investment income(8)                                                              7.08(3)                      7.65(3)
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                                     113                          364
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                             $704                         $181
---------------------------------------------------------------------------------------------------------------------------

1. Subject to reimbursement by the fund, the investment adviser voluntarily agreed under a temporary expense reimbursement agreement, to pay all of the fund's operating expenses, exclusive of the management and distribution and service fees effective July 1, 1999. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.40%
   of average daily net assets. Prior to June 1, 2002 the fund paid the investment adviser a fee not greater than 1.65%. MFS agreed to waive their right to receive the reimbursement fee from July 1, 1999 to May 31, 2002. To the extent actual expenses were over this limitation, the net investment income per share and the ratios would have been:

Net investment income (loss)(8)                                                      $0.23                       $(0.03)
---------------------------------------------------------------------------------------------------------------------------

RATIOS (TO AVERAGE NET ASSETS)

Expenses(6)                                                                           4.79(3)                     11.52(3)
---------------------------------------------------------------------------------------------------------------------------
Net investment income(8)                                                              4.46(3)                     (1.66)(3)
---------------------------------------------------------------------------------------------------------------------------

2. For the period from the inception of Class B shares, May 31, 2002, through July 31, 2002.
3. Annualized.
4. Not annualized.
5. Per share data are based on average shares outstanding.
6. The fund has an expense offset arrangement which reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend dispersing agent. The fund's expenses are calculated without reduction for this expense offset arrangement.
7. Total returns for Class B shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
8. As required, effective August 1, 2001 the fund adopted the provisions of the AICPA Audit and Accounting Guide for
   Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended July
   31, 2002 was to increase net investment income per share and decrease realized and unrealized gains and losses per share.
   The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.01%. Per share ratios and supplemental data for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.

See notes to financial statements.

Financial Highlights - continued

                                                                              SIX MONTHS ENDING              PERIOD ENDING
                                                                                   1/31/03                     7/31/02(2)
CLASS C                                                                          (UNAUDITED)

Net asset value, beginning of period                                                $10.15                       $11.28
---------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(5)

  Net investment income(1)                                                           $0.36                        $0.13
---------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on
  investments and foreign currency                                                    1.23                        (1.11)
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                     $1.59                       $(0.98)
---------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                                        $(0.53)                      $(0.15)
---------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
  and foreign currency transactions                                                 $(0.02)                    $   --
---------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                                                                        $(0.55)                      $(0.15)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                      $11.19                       $10.15
---------------------------------------------------------------------------------------------------------------------------
Total return(7) (%)                                                                  15.83(4)                     (8.73)(4)
---------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                                              SIX MONTHS ENDING              PERIOD ENDING
                                                                                   1/31/03                     7/31/02(2)
CLASS C                                                                          (UNAUDITED)
RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(1):

Expenses(6)                                                                           2.17(3)                      2.21(3)
---------------------------------------------------------------------------------------------------------------------------
Net investment income(8)                                                              6.85(3)                      7.11(3)
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                                     113                          364
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                             $225                          $19
---------------------------------------------------------------------------------------------------------------------------

1. Subject to reimbursement by the fund, the investment adviser voluntarily agreed under a temporary expense reimbursement agreement, to pay all of the fund's operating expenses, exclusive of the management and distribution and service fees effective July 1, 1999. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.40%
   of average daily net assets. Prior to June 1, 2002 the fund paid the investment adviser a fee not greater than 1.65%. MFS agreed to waive their right to receive the reimbursement fee from July 1, 1999 to May 31, 2002. To the extent actual expenses were over this limitation, the net investment income per share and the ratios would have been:

Net investment income (loss)(8)                                                      $0.22                       $(0.04)
---------------------------------------------------------------------------------------------------------------------------

RATIOS (TO AVERAGE NET ASSETS)

Expenses(6)                                                                           4.79(3)                     11.52(3)
---------------------------------------------------------------------------------------------------------------------------
Net investment income(8)                                                              4.23(3)                     (2.20)(3)
---------------------------------------------------------------------------------------------------------------------------

2. For the period from the inception of Class C shares, May 31, 2002, through July 31, 2002.
3. Annualized.
4. Not annualized.
5. Per share data are based on average shares outstanding.
6. The fund has an expense offset arrangement which reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend dispersing agent. The fund's expenses are calculated without reduction for this expense offset arrangement.
7. Total returns for Class C shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
8. As required, effective August 1, 2001 the fund adopted the provisions of the AICPA Audit and Accounting Guide for
   Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended July
   31, 2002 was to increase net investment income per share and decrease realized and unrealized gains and losses per share.
   The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.02%. Per share ratios and supplemental data for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.

See notes to financial statements.

Financial Highlights - continued


                                     SIX MONTHS                          YEARS ENDING 7/31
                                       ENDING          -----------------------------------------------------       PERIOD ENDING
                                      1/31/03             2002           2001           2000          1999          7/31/98(2)
CLASS I                             (UNAUDITED)
Net asset value, beginning of
period                                $10.15            $10.01         $10.38          $8.52          $9.58            $10.00
--------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS(5)

  Net investment income(1)             $0.43             $1.05          $1.15          $1.13          $0.78             $0.25
--------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments and
  foreign currency                      1.21              0.12          (0.18)          1.71          (1.28)            (0.67)
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations       $1.64             $1.17          $0.97          $2.84         $(0.50)           $(0.42)
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO
SHAREHOLDERS

  From net investment income          $(0.63)           $(1.03)        $(1.28)        $(0.98)        $(0.56)           $   --
--------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign
  currency transactions                (0.02)               --          (0.06)            --             --                --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                          $(0.65)           $(1.03)        $(1.34)        $(0.98)        $(0.56)           $   --
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end
of period                             $11.14            $10.15         $10.01         $10.38          $8.52             $9.58
--------------------------------------------------------------------------------------------------------------------------------
Total return (%)                       16.46(4)          11.76          10.74          34.73          (4.07)            (4.20)(4)
--------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued


                                       SIX MONTHS                         YEARS ENDING 7/31
                                         ENDING          ---------------------------------------------------       PERIOD ENDING
                                        1/31/03             2002           2001          2000         1999          7/31/98(2)
CLASS I                               (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(1):

Expenses(6)                             1.17(3)           0.34           0.09           0.05           1.56              1.70(3)
--------------------------------------------------------------------------------------------------------------------------------
Net investment income(7) (%)            8.08(3)           9.62          11.34          11.64          10.15              6.92(3)
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                   113               364            418            338            449                68
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000
Omitted)                              $2,638            $1,940           $835           $180            $86                $1
--------------------------------------------------------------------------------------------------------------------------------

1. Subject to reimbursement by the fund, the investment adviser voluntarily agreed under a temporary expense reimbursement agreement, to pay all of the fund's operating expenses, exclusive of the management and distribution and service fees effective July 1, 1999. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.40% of average daily net assets. Prior to June 1, 2002 the fund paid the investment adviser a fee not greater than 1.65%. MFS agreed to waive their right to receive the reimbursement fee from July 1, 1999 to May 31, 2002. To the extent actual expenses were over this limitation, the net investment income per share and the ratios would have been:

Net investment income (loss)(7)        $0.29             $0.03          $0.52          $0.71          $0.55             $0.07
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (TO AVERAGE NET ASSETS)

Expenses(6)                             3.79(3)           9.65           6.36           4.38           4.53              6.54(3)
--------------------------------------------------------------------------------------------------------------------------------
Net investment income(7)                5.46(3)           0.31           5.07           7.31           7.18              2.08(3)
--------------------------------------------------------------------------------------------------------------------------------

2. For the period from the commencement of the fund's investment operations, March 17, 1998, through July 31, 1998.
3. Annualized.
4. Not annualized.
5. Per share data are based on average shares outstanding.
6. The fund has an expense offset arrangement which reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend dispersing agent. The fund's expenses are calculated without reduction for this expense offset arrangement.
7. As required, effective August 1, 2001 the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment
   Companies and began amortizing premium on debt securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share and decrease realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.03%. Per share ratios and supplemental data for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.

See notes to financial statements.

-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS - (unaudited)
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Emerging Markets Debt Fund (the fund) is a nondiversified series of MFS Series Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The fund can invest up to 100% of its portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Debt securities (other than short-term obligations which mature in 60 days or less), including listed issues, forward foreign currency exchange contracts, and swap agreements, are valued on the basis of valuations furnished by dealers or by a pricing service with consideration to factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon exchange or over-the-counter prices. Equity securities listed on securities exchanges or reported through the NASDAQ system are reported at market value using last sale prices. Unlisted equity securities or listed equity securities for which last sale prices are not available are reported at market value using last quoted bid prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Futures contracts, and options listed on commodities exchanges are reported at market value using closing settlement prices. Over-the-counter options on securities are valued by brokers. Over-the-counter currency options are valued through the use of a pricing model which takes into account foreign currency exchange spot and forward rates, implied volatility, and short-term repurchase rates. Securities for which there are no such quotations or valuations are valued in good faith at the direction of the Trustees.

FOREIGN CURRENCY TRANSLATION - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

WRITTEN OPTIONS - The fund may write call or put options in exchange for a premium. The premium is initially recorded as a liability, which is subsequently adjusted to the current value of the option contract. When a written option expires, the fund realizes a gain equal to the amount of the premium received. When a written call option is exercised or closed, the premium received is offset against the proceeds to determine the realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. In general, written call options may serve as a partial hedge against decreases in value in the underlying securities to the extent of the premium received. Written options may also be used as part of an income producing strategy reflecting the view of the fund's management on the direction of interest rates.

FUTURES CONTRACTS - The fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. The fund's investment in futures contracts is designed to hedge against anticipated future changes in interest or exchange rates or securities prices. Investments in interest rate futures for purposes other than hedging may be made to modify the duration of the portfolio without incurring the additional transaction costs involved in buying and selling the underlying securities. Investments in currency futures for purposes other than hedging may be made to change the fund's relative position in one or more currencies without buying and selling portfolio assets. Investments in equity index contracts or contracts on related options for purposes other than hedging, may be made when the fund has cash on hand and wishes to participate in anticipated market appreciation while the cash is being invested. Should interest or exchange rates or securities prices move unexpectedly, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The fund may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The fund may also use contracts in a manner intended to protect foreign currency-denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund's portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions, mortgage-backed securities, derivatives, defaulted bonds, capital losses, and amortization and accretion on debt securities.

The tax character of distributions declared for the years ended July 31, 2002 and July 31, 2001 was as follows:

                                                    7/31/02            7/31/01
Distributions declared from:

------------------------------------------------------------------------------
  Ordinary income                                  $159,947           $181,822
------------------------------------------------------------------------------
  Long-term capital gain                                 --                 --
------------------------------------------------------------------------------
                                                   $159,947           $181,822
------------------------------------------------------------------------------
  Tax return of capital                                  --                 --
------------------------------------------------------------------------------
Total Distributions Declared                       $159,947           $181,822
------------------------------------------------------------------------------

As of July 31, 2002, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

    Undistributed ordinary income                         $85,903
    -------------------------------------------------------------
    Undistributed long-term capital gain                   21,328
    -------------------------------------------------------------
    Capital loss carryforward                                  --
    -------------------------------------------------------------
    Unrealized loss                                     (147,021)
    -------------------------------------------------------------
    Other temporary differences                           (3,448)
    -------------------------------------------------------------

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund's average daily net assets.

The fund has a temporary expense reimbursement agreement whereby MFS has voluntarily agreed to pay all of the fund's operating expenses, exclusive of management, distribution, and service fees. The fund in turn will pay MFS an expense reimbursement fee not greater than 0.40% of average daily net assets for Class A, Class B, Class C and Class I. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to amounts paid by MFS in prior years. At January 31, 2003, aggregate unreimbursed expenses amounted to $290,323.

The fund pays the compensation of the Independent Trustees in the form of both a retainer and attendance fees and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). On January 1, 2002, the Trustees terminated the Independent Trustee unfunded defined benefit plan for active Trustees.

ADMINISTRATOR - The fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the fund pays MFS an administrative fee at the following annual percentages of the fund's average daily net assets:

    First $2 billion                                         0.0175%
    ----------------------------------------------------------------
    Next $2.5 billion                                        0.0130%
    ----------------------------------------------------------------
    Next $2.5 billion                                        0.0005%
    ----------------------------------------------------------------
    In excess of $7 billion                                  0.0000%
    ----------------------------------------------------------------

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $1,338 for the six months ended January 31, 2003, as its portion of the sales charge on sales of Class A shares of the fund, respectively.

The Trustees have adopted a distribution plan for Class A, Class B and Class C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class" average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                         CLASS A        CLASS B        CLASS C

Distribution Fee                           0.10%          0.75%          0.75%
------------------------------------------------------------------------------
Service Fee                                0.25%          0.25%          0.25%
------------------------------------------------------------------------------
Total Distribution Plan                    0.35%          1.00%          1.00%
------------------------------------------------------------------------------

MFD retains the service fee for accounts not attributable to a securities dealer, which for the six months ended January 31, 2003, amounted to:

                                         CLASS A        CLASS B        CLASS C

Service Fee Retained by MFD                  $91           $ --           $ --
------------------------------------------------------------------------------

The fund's distributor, MFS Distributors, Inc. has voluntarily agreed to waive the 0.10% Class A distribution fee. Fees incurred under the distribution plan during the six months ended January 31, 2003, were as follows:

                                         CLASS A        CLASS B        CLASS C

Total Distribution Plan                    0.25%          1.00%          1.00%
------------------------------------------------------------------------------

Certain Class A shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months following purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B and Class C shares in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended January 31, 2003, were as follows:

                                         CLASS A        CLASS B        CLASS C

Contingent Deferred Sales
Charges Imposed                             $ --           $213             $1
------------------------------------------------------------------------------

SHAREHOLDER SERVICING AGENT - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund's average daily net assets at an annual rate of 0.10%.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $6,454,873 and $3,970,516, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

    Aggregate cost                                       $5,474,153
    ----------------------------------------------------------------
    Gross unrealized appreciation                          $259,678
    ----------------------------------------------------------------
    Gross unrealized depreciation                           (55,561)
    ----------------------------------------------------------------
    Net unrealized appreciation                            $204,117
    ----------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                            Period ending 1/31/03                Year ending  7/31/02
                                          SHARES            AMOUNT            SHARES            AMOUNT

CLASS A SHARES
Shares sold                                  173,709         $1,869,537           35,446           $377,640
--------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                  4,961             53,442            2,239             22,885
--------------------------------------------------------------------------------------------------------------
Shares reacquired                           (21,121)          (230,279)         (27,298)          (291,512)
--------------------------------------------------------------------------------------------------------------
Net increase                                 157,549         $1,692,700           10,387           $109,013
--------------------------------------------------------------------------------------------------------------

                                            Period ending 1/31/03               Period ending 7/31/02*

CLASS B SHARES
Shares sold                                   59,391           $643,993           19,490           $208,722
--------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                  1,426             15,327               10                102
--------------------------------------------------------------------------------------------------------------
Shares reacquired                            (15,754)          (169,716)          (1,642)           (16,923)
--------------------------------------------------------------------------------------------------------------
Net increase                                   45,063           $489,604           17,858           $191,901
--------------------------------------------------------------------------------------------------------------

                                            Period ending 1/31/03               Period ending 7/31/02*

CLASS C SHARES
Shares sold                                   24,855           $271,190            1,896            $20,428
--------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                    132              1,410                3                 33
--------------------------------------------------------------------------------------------------------------
Shares reacquired                             (6,744)           (74,276)               --                 --
--------------------------------------------------------------------------------------------------------------
Net increase                                   18,243           $198,324            1,899            $20,461
--------------------------------------------------------------------------------------------------------------

                                            Period ending 1/31/03                Year ending  7/31/02

CLASS I SHARES
Shares sold                                   68,755           $732,929          193,447         $2,123,918
--------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                 12,721            135,490           11,351            116,122
--------------------------------------------------------------------------------------------------------------
Shares reacquired                            (35,829)          (379,078)         (97,020)        (1,038,834)
--------------------------------------------------------------------------------------------------------------
Net increase                                  45,647           $489,341          107,778         $1,201,206
--------------------------------------------------------------------------------------------------------------

* For the period from the inception of Class B, and Class C shares, May 31, 2002 through July 31, 2002.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to the fund for the six months ended January 31, 2003, was $18. The fund had no borrowings during the period.

(7) FINANCIAL INSTRUMENTS

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include written options, forward foreign currency exchange contracts, and futures contracts. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Written Option Transactions

                                                       NUMBER OF       PREMIUMS
                                                       CONTRACTS       RECEIVED

Outstanding, beginning of period                              1         $3,941
-------------------------------------------------------------------------------
Options expired                                              (1)        (3,941)
-------------------------------------------------------------------------------
Outstanding, end of period                                   --          $  --
-------------------------------------------------------------------------------

Forward Foreign Currency Exchange Contracts

-----------
SALES
-----------
                                                                       NET
                                                IN                  UNREALIZED
                        CONTRACTS TO      EXCHANGE    CONTRACTS    APPRECIATION
     SETTLEMENT DATE   DELIVER/RECEIVE         FOR     AT VALUE   (DEPRECIATION)

             2/14/03      ARS   44,988     $13,800      $14,015         $(215)
             2/10/03      EUR   34,941      36,918       37,504          (586)
                                            ------       ------         -----
                                           $50,718      $51,519         $(801)
                                           =======      =======         =====

-----------
PURCHASES
-----------

      2/14-03-3/3/03      ARS  229,636     $70,059      $71,215         $1,156
             2/10/03      EUR   22,257      22,412       23,889          1,477
                                            ------       ------          -----
                                           $92,471      $95,104         $2,633
                                           =======      =======         ======

At January 31, 2003, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net payable of $7,614 with Deutsche Bank.

At January 31, 2003, the fund had sufficient cash and/or securities to cover any commitments under these contracts.

Futures Contracts

DESCRIPTION               EXPIRATION      CONTRACTS    POSITION    DEPRECIATION

U.S. Treasury Notes       March 2003          2         Short        $(2,855)

U.S. Treasury Notes       March 2003          1          Long             73
--------------------------------------------------------------------------------
                                                                     $(2,782)
--------------------------------------------------------------------------------

At January 31, 2003, the fund had sufficient cash and/or securities to cover any margin requirements under these contracts.

------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS
------------------------------------------------------------------------------------------------------------

The following tables present certain information regarding the Trustees and officers of MFS Series Trust X, of which the fund is a series, including their principal occupations, which, unless specific dates are shown, are of more than five years" duration, although the titles may not have been the same throughout.

Name, age, position with the Trust, principal occupation, and other directorships(1)

INTERESTED TRUSTEES

JEFFREY L. SHAMES* (born 06/02/55)                       LAWRENCE T. PERERA (born 06/23/35)
Trustee, Chairman                                        Trustee
Massachusetts Financial Services Company, Chairman       Hemenway & Barnes (attorneys), Partner

JOHN W. BALLEN* (born 09/12/59)                          WILLIAM J. POORVU (born 04/10/35)
Trustee and President                                    Trustee
Massachusetts Financial Services Company, Chief          Private investor; Harvard University Graduate
Executive Officer and Director                           School of Business Administration, Class of 1961
                                                         Adjunct Professor in Entrepreneurship Emeritus;
KEVIN R. PARKE* (born 12/14/59)                          CBL & Associates Properties, Inc. (real estate
Trustee                                                  investment trust), Director
Massachusetts Financial Services Company, Chief
Investment Officer, President and Director               J. DALE SHERRATT (born 09/23/38)
                                                         Trustee
INDEPENDENT TRUSTEES                                     Insight Resources, Inc. (acquisition planning
                                                         specialists), President; Wellfleet Investments
LAWRENCE H. COHN, M.D. (born 03/11/37)                   (investor in health care companies), Managing
Trustee                                                  General Partner (since 1993); Cambridge
Brigham and Women's Hospital, Chief of Cardiac           Nutraceuticals (professional nutritional
Surgery; Harvard Medical School, Professor of            products), Chief Executive Officer (until May
Surgery                                                  2001); Paragon Trade Brands, Inc. (disposable
                                                         consumer products), Director (until January 2002)
WILLIAM R. GUTOW (born 09/27/41)
Trustee                                                  ELAINE R. SMITH (born 04/25/46)
Private investor and real estate consultant;             Trustee
Capitol Entertainment Management Company (video          Independent health care industry consultant
franchise), Vice Chairman
                                                         WARD SMITH (born 09/13/30)
J. ATWOOD IVES (born 05/01/36)                           Trustee
Trustee                                                  Private investor; Sundstrand Corporation
Private investor; KeySpan Corporation (energy            (manufacturer of highly engineered products for
related services), Director; Eastern Enterprises         industrial and aerospace applications), Director
(diversified services company), Chairman, Trustee        (until June 1999)
and Chief Executive Officer (until November 2000)

ABBY M. O'NEILL (born 04/27/28)
Trustee
Private investor; Rockefeller Financial Services,
Inc. (investment advisers), Chairman and Chief
Executive Officer

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
  * "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940
    Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is
    500 Boylston Street, Boston, Massachusetts 02116.

Trustees and Officers - continued

OFFICERS

JEFFREY L. SHAMES (born 06/02/55)                        RICHARD M. HISEY (born 08/29/58)
Trustee, Chairman                                        Treasurer
Massachusetts Financial Services Company, Chairman       Massachusetts Financial Services Company, Senior
                                                         Vice President (since July 2002); The Bank of New
JOHN W. BALLEN (born 09/12/59)                           York, Senior Vice President (September 2000 to
Trustee and President                                    July 2002); Lexington Global Asset Managers, Inc.,
Massachusetts Financial Services Company, Chief          Executive Vice President and General Manager
Executive Officer and Director                           (prior to September 2000)

JAMES R. BORDEWICK, JR. (born 03/06/59)                  ELLEN MOYNIHAN (born 11/13/57)
Assistant Secretary and Assistant Clerk                  Assistant Treasurer
Massachusetts Financial Services Company, Senior         Massachusetts Financial Services Company, Vice
Vice President and Associate General Counsel             President

STEPHEN E. CAVAN (born 11/06/53)                         JAMES O. YOST (born 06/12/60)
Secretary and Clerk                                      Assistant Treasurer
Massachusetts Financial Services Company, Senior         Massachusetts Financial Services Company, Senior
Vice President, General Counsel and Secretary            Vice President

ROBERT R. FLAHERTY (born 09/18/63)
Assistant Treasurer
Massachusetts Financial Services Company, Vice
President (since August 2000); UAM Fund Services,
Senior Vice President (prior to August 2000)

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Shames, Ives, Perera and Poorvu, and Ms. Smith have served in their capacity as Trustee of the Trust continuously since originally elected or appointed. Messrs. Ballen and Gutow have each served as a Trustee of the Trust since August 1, 2001. Messrs. Cohn, Sherratt and Smith, and Ms. O'Neill were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr. Parke has served as Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 112 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.

------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                       CUSTODIANS
Massachusetts Financial Services Company                 State Street Bank and Trust Company
500 Boylston Street, Boston, MA                          225 Franklin Street, Boston, MA
02116-3741                                               02210

DISTRIBUTOR                                              JP Morgan Chase Bank
MFS Fund Distributors, Inc.                              One Chase Manhattan Plaza
500 Boylston Street Boston, MA                           New York, NY 10081
02116-3741

PORTFOLIO MANAGERS
Mark E. Dow+
Matthew W. Ryan+

+MFS Investment Management

-------------------------------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
-------------------------------------------------------------------------------

YOUR GOALS ARE IMPORTANT

MFS offers a complete range of investments and investment services to address specific financial needs over time. When your investing goals change, you can easily stay with MFS for the products you need, when you need them. Whether you're investing for college or retirement expenses or for tax management or estate planning, MFS will be there.

Ask your investment professional how MFS can help you move toward the goals you've set.

            MFS FAMILY OF FUNDS(R)

            More than 50 portfolios offer domestic and international equity and fixed-income investment across the full risk spectrum

            VARIABLE ANNUITIES

            A selection of annuity products with advantages for building and preserving wealth

            MFS 401(k) AND IRA SUITES

            Retirement plans for businesses and individuals

            MFS COLLEGE SAVINGS PLANS

            Investment products to help meet education expenses

            MFS PRIVATE PORTFOLIO SERVICES

            Investment advisory services that provide custom products for high-net-worth individuals

You can obtain a prospectus for any MFS product from your investment professional. The prospectus contains complete information on the fees and risks associated with investing. Read the prospectus carefully before investing or sending money.

-------------------------------------------------------------------------------
CONTACT INFORMATION
-------------------------------------------------------------------------------

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 2281
                Boston, MA 02107-9906

Type of Information           Phone number            Hours, Eastern Time
--------------------------------------------------------------------------------
General information           1-800-225-2606          8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired   1-800-637-6576          9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account        1-800-MFS-TALK
balances exchanges or         (1-800-637-8255)
stock and bond outlooks       touch-tone required     24 hours a day, 365 days a
                                                      year
--------------------------------------------------------------------------------

WORLD WIDE WEB

Go to WWW.MFS.COM for a clear view of market events, investor education, account access, and product and performance insights.

Go paperless with EDELIVERY: Join your fellow shareholders who are already taking advantage of this great new benefit from MFS. With eDelivery, we send you prospectuses, reports, and proxies electronically. You get timely information without mailbox clutter (and help your fund save printing and postage costs).

SIGN-UP instructions: If your account is registered with us, go to www.mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or through a retirement plan, MFS Talk, MFS Access, and eDelivery may not be available to you.

[Logo] M F S(R)                                                 ---------------
INVESTMENT MANAGEMENT                                              PRSRT STD
                                                                  U.S. POSTAGE
500 Boylston Street                                                  PAID
Boston, MA 02116-3741                                                 MFS
                                                                ---------------


(C)2003 MFS Investment Management(R).
MFS(R) investment products are offered through MFS Fund Distributors, Inc. 500 Boylston Street, Boston, MA 02116.

                                                              EMD-SEM-3/03 6.2M